Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounting Policies [Abstract]
Basis of preparation
2.1.
Basis of preparation

The Consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These Consolidated financial statements have been prepared under the historical cost convention, except as modified by the revaluation of certain financial assets and financial liabilities at fair value through profit and loss ("FVTPL") and fair value through other comprehensive income ("FVTOCI").

The Directors have made an assessment of the Group’s ability to continue in operational existence for the foreseeable future and are satisfied that it is appropriate to continue to adopt the going concern basis of accounting in preparing the Consolidated financial statements.

The Consolidated financial statements are presented in U.S. dollars (“U.S. dollars” or “USD” or “$”). All values are rounded to the nearest 1,000 dollars, except where indicated. The tables in these notes are shown in USD thousands, except where indicated.

Basis of consolidation
2.2.
Basis of consolidation

The Consolidated financial statements comprise the Consolidated financial statements of the Group and its subsidiaries. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•
The contractual arrangement with the other vote holders of the investee;
•
Rights arising from other contractual arrangements; and
•
The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated financial statements from the date the Group gains control until the date control ceases. Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests. When necessary, adjustments are made to the consolidated financial statement of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

2.3.
Summary of significant accounting policies

Business combinations
a)
Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group measures the non-controlling interests in the acquiree at the proportionate share of the acquiree’s identifiable net assets.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date and is subsequently measured at fair value with changes in fair value recognized in profit or loss.

Refer to Note 31, Business Combinations for additional information.

Investment in associates
b)
Investment in associates

The Group recognizes an investment in an associate when the Group has a significant influence over that entity. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The Group’s investments in its associates, Farfetch Capital Limited (formerly Farfetch Finance Limited) and Alanui S.r.l ("Alanui") (up until March 1, 2021), are accounted for using the equity method.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in OCI.

Current versus non-current classification
c)
Current versus non-current classification

The Group presents assets and liabilities in the Consolidated statement of financial position based on current/non-current classification.

An asset is current when it is:

•
Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•
Held primarily for the purpose of trading;
•
Expected to be realized within twelve months after the reporting period; or
•
Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•
It is expected to be settled in the normal operating cycle;
•
It is held primarily for the purpose of trading;
•
It is due to be settled within twelve months after the reporting period; or
•
There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Group classifies all other liabilities as non-current.

Fair value measurement
d)
Fair value measurement

This section outlines the Group's policies applicable to financial instruments that are recognized and measured at fair value in the Consolidated financial statements.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•
In the principal market for the asset or liability; or
•
In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are applicable in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the Consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•
Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
•
Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable
•
Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the Consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) as at the end of each reporting year.

Revenue recognition
e)
Revenue recognition

Revenue is recognized in accordance with the five-step model under IFRS 15:

1.
identifying the contracts with customers;
2.
identifying the separate performance obligations;
3.
determining the transaction price;
4.
allocating the transaction price to the separate performance obligations; and
5.
recognizing revenue when each performance obligation is satisfied.

Retailing of goods

Revenue, where the Group acts as a principal, is recognized when the performance obligation is satisfied which is when the goods are received by the consumer. Included within sales of goods is a provision for expected returns, discounts and rebates. Where these are not known, the Group uses historical data and patterns to calculate an estimate.

Rendering of services

The Group primarily acts as a commercial intermediary between sellers, being the brands and retailers, and end consumers and earns a commission for this service.

For these arrangements, the sellers determine the transaction price of the goods sold on the website, being the purchase price paid by the consumer, with the Group acting as an agent for the sellers and the related revenue is recognized on a net basis. The Group also charges fees to sellers for activities related to providing this service, such as packaging, credit card processing, settlement of duties, and other transaction processing activities. These activities are not considered separate promises to the consumer, and the related fees are therefore recognized concurrently with commissions at the time the performance obligation to facilitate the transaction between the seller and end consumer is satisfied, which is when the goods are dispatched to the end consumer by the seller. A provision is made for commissions that would be refunded if the end consumer returns the goods, and the Group uses historical data and patterns to estimate its return provision. There are no significant payment terms, with the Group taking payment in full from the consumer’s chosen payment method at the time the goods are ready for dispatch by the seller.

The Group also provides delivery services to end consumers, with the Group setting the transaction price, being the price paid by the consumer for goods purchased on its platform. For these services, the Group acts as the principal and recognizes as revenue amounts charged to end consumers net of any promotional incentives and discounts. Revenue for these services is recognized on delivery of goods to the end consumer, which represents the point in time at which the Group’s performance obligation is satisfied. No provision for returns is made as delivery revenue is not subject to refund. Promotional incentives, which include basket promo-code discounts, may periodically be offered to end consumers. These are treated as a deduction to revenue. Cash is collected by the Group from the end consumer using payment service providers. Within two months of the transactions, this is remitted to the relevant seller (net of commission and recoveries). Such amounts are presented within trade and other payables, unless the relevant seller is in a net receivable position and is therefore classified within trade and other receivables.

Current and deferred tax
f)
Current and deferred tax

Current tax is the expected tax payable based on the taxable profit for the period, and the tax laws that have been enacted or substantively enacted by the reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where required on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the Consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit. Current and deferred tax is charged or credited in the Consolidated statement of operations, except when it relates to items charged or credited directly to equity, in which case the current or deferred tax is also recognized directly in equity.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates and in accordance with laws that are expected to apply in the period/jurisdiction when/where the liability is settled, or the asset is realized.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities and where there is an intention to settle the balances on a net basis.

Uncertainty over Income Tax Treatment

The Group operates across a large number of jurisdictions and could be subject to periodic audit by local tax authorities on a range of tax matters during the normal course of business, including transfer pricing, indirect taxes and transaction related issues. Where the amount of tax payable or recoverable is uncertain, the Group establishes provisions based on either: the Group’s judgment of the most likely amount of the liability or recovery; or, when there is a wide range of possible outcomes, a probability weighted average approach.

Foreign currency translation
g)
Foreign currencies

The Group’s Consolidated financial statements are presented in U.S. dollars. For each entity the Group determines the functional currency and items included in the Consolidated financial statements of each entity are measured using that functional currency. The functional currency of the Group is U.S. dollars.

h)
Foreign currency translation

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollars at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates. The exchange differences arising on translation for consolidation are recognized in OCI.

Property, plant and equipment
i)
Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. All repair and maintenance costs are recognized in profit or loss as incurred.

Items of property, plant and equipment are depreciated with an expense recognized in depreciation and amortization expense on a straight-line basis over their useful life.

The useful lives of these items are assessed as follows:

Leasehold improvements	Shorter of the life of the lease or useful life
Fixtures and fittings	Three to ten years
Motor vehicles	Four to eight years
Plant, machinery and equipment	Three to ten years

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if necessary.

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is (or contains) a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Intangible assets
j)
Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred. The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the Consolidated statement of operations in the expense category that is consistent with the function of the intangible assets. Other than goodwill, there are no intangible assets with indefinite useful lives.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to the relevant Cash Generating Units (“CGUs”) which are tested for impairment annually. If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. On disposal of a CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal. Refer to Note 2.3 (n), Summary of significant accounting policies – Impairment of non-financial assets for the Group’s policy on the impairment of non-financial assets.

Research and development costs

Research costs are expensed as incurred. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•
The technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•
Its intention to complete and its ability and intention to use or sell the asset;
•
How the asset will generate future economic benefits;
•
The availability of resources to complete the asset; and
•
The ability to reliably measure the expenditure during development.

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. Amortization is recorded in administrative expenses. Development intangible assets under the course of construction are tested for impairment annually or more frequently if events or changes in circumstance indicate that they might be impaired. Once placed into service the asset is tested for impairment whenever events or changes in circumstance indicate that the carrying amount may not be recoverable.

Subsequent costs

Subsequent costs are only capitalized when there is an increase in the anticipated future economic benefit attributable to the assets in question. All other subsequent costs are recorded in the Consolidated statement of operations for the year in which they are incurred.

Acquisition of Palm Angels S.r.l (Palm Angels)

During the year ended December 31, 2021, the Group completed the acquisition of 60 percent of the ordinary share capital of Palm Angels for upfront cash and share consideration. As IFRS does not directly address the accounting for a partial acquisition of an asset, management applied the principles of IFRS 3 - Business Combinations and IAS 38 - Intangible Assets in order to determine the accounting treatment for this transaction. Applying the requirements of IFRS 3 - Business Combinations, management concluded that this transaction represents the acquisition of an asset rather than a business combination. Given the additional complexity of accounting for an asset that is 60 percent owned, management applied both the principles of IFRS 3 - Business Combinations and IAS 38 - Intangible Assets in order to initially account for this asset purchase. On initial recognition, the asset was recognized at cost along with a non-controlling interest in the Consolidated statement of financial position to represent the portion of the asset that the Group does not own. Subsequently, amortization of the asset will be recognized in the Consolidated statement of operations over its useful economic life. For further information, including the settlement of the first portion of contingent consideration, refer to Note 11, Intangible assets.

Capitalization of minimum contractual royalty payments

During the year ended December 31, 2022, the Group entered into a commercial agreement with Authentic Brands Group LLC for the exclusive distribution rights of Reebok-branded footwear and apparel ranges within certain countries in the European region. As part of this transaction the Group was contractually obligated to pay minimum contractual royalty payments over an 11 year period with no cancellation option. As a result, the Group recognized these payments as an intangible asset to be amortized over the 11 year life of the contract. A corresponding financial liability measured at amortized cost was recognized in other financial liabilities to represent the future minimum contractual royalty payments to be made over the life of the contract. The Group is also required to make variable royalty payments dependent on future activity. The Group made a policy choice to recognize these amounts within the cost of sales line in the Consolidated statement of operations in the period in which they arise and are not considered to be part of the initial intangible asset recognized. Refer to Note 11, Intangible assets for more details.

Amortization

Amortization is charged to depreciation and amortization expense on a straight-line basis over the estimated useful life of the intangible assets, from the time that the assets are available for use. The useful lives of these items are assessed as follows:

Development costs	Three years
Brand, trademarks & domain names	Five to sixteen years
Customer relationships	Three to five years
Acquired software	Three to ten years

Leases
k)
Leases

At the inception date of the lease (i.e., the date when the underlying asset is available for use), a lessee recognizes a liability for the present value of the lease payments payable over the lease term and a right of use asset that represents the right to use the underlying asset over the term of the lease. Right of use assets are measured at cost less accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of initial direct costs incurred and lease payments made before the commencement date less incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the lease term.

The Group does not recognize non-lease components separately from lease components for those classes of assets in which non-lease components are not significant with respect to the total value of the arrangement.

Lease payments include fixed payments (including in-substance fixed payments) less any lease incentive receivable, variable lease payments that depend on an index or rate and amounts expected to be paid as residual value guarantees. Similarly, the measurement of the lease liability includes the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option, and payments of penalties for early termination, if the lease term reflects the lessee exercising such cancellation option. For the calculation of the present value of the lease payments, the Group uses the incremental borrowing rate at the start date of the lease if the interest rate implicit in the lease is not available. After the commencement date, the amount of the lease liabilities is increased to reflect the accrual of interest and reduced for payments made. In addition to this, the carrying amount of the lease liability is remeasured in certain cases, such as changes in the lease term, or changes in future lease payments resulting from a change in an index or rate used to determine those payments. The amount of such remeasurements is generally recognized against an adjustment to the right of use asset.

The Group has two recognition exemptions: “low value” asset leases and short-term leases (the Group uses this exemption for all leases with a term of twelve months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term.

The Group determines the lease term as the non-cancellable term of the contract, together with any period covered by an extension (or termination) option whose exercise is discretionary for the Group, if there is reasonable certainty that it will be exercised (or it will not be exercised). In its assessment, the Group considers all available information by asset class in the industry and evaluates all relevant factors (technology, regulation, competition, business model, etc.) that create an economic incentive to exercise or not a renewal/cancellation option. In particular, the Group takes into consideration the time horizon of the strategic planning of its operations. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that may affect its ability to exercise (or not to exercise) an option to extend or terminate (for example, a change in business strategy).

Lessors classify all leases using the classification principles in IFRS 16 – Leases and distinguish between operating and finance leases. Leases in which the lessor retains a significant portion of the risks and rewards of ownership of the leased asset are treated as operating leases. Otherwise, the lease is a finance lease.

Inventories
l)
Inventories

Inventories are carried at the lower of cost and the net realizable value based on market performance, including the relative ancillary selling costs. The cost of inventories is calculated according to the First In, First Out (“FIFO”) method for each category of goods and includes purchase costs and costs incurred to bring the inventories to their present location and condition. In order to represent the value of inventories in the Consolidated statement of financial position, and to take into account impairment losses due to obsolete materials and slow inventory movement, obsolescence provisions have been directly deducted from the carrying amount of the inventories.

Financial instruments-initial recognition and subsequent measurement
m)
Financial instruments—initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

The Group's financial assets comprise cash and cash equivalents, receivables, minority investments and derivative financial instruments. Derivative financial instruments are comprised of forward exchange contracts, foreign exchange option contracts and interest rate swaps, which are measured at FVTPL, unless they are formally designated and measured as cash flow hedges. Where derivative financial instruments are formally designated and measured as cash flow hedges, any changes in fair value are recognized in OCI if effective.

Trade receivables are accounted for at amortized cost. The Group assesses on a forward-looking basis the expected credit losses associated with its trade receivables carried at amortized cost.

Financial assets measured at fair value through profit or loss are measured initially at fair value with transaction costs recognized directly in the Consolidated statement of operations. Subsequently, the financial assets are remeasured, and gains and losses are recognized in the Consolidated statement of operations.

Financial assets measured at FVTOCI are measured initially at fair value. Subsequently, the financial assets are remeasured, and gains and losses are recognized in OCI.

Financial liabilities

The Group’s financial liabilities comprise trade and other payables, interest bearing loans and borrowings, contingent consideration, derivative instruments on convertible notes (embedded derivatives), put and call option liabilities, foreign exchange contracts and interest rate swaps.

Trade and other payables are held at amortized cost.

All interest-bearing loans and borrowings are initially recognized at fair value net of issue costs associated with the borrowing. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method.

Foreign exchange contracts are measured initially at fair value through profit or loss with transaction costs taken directly to the Consolidated statement of operations, unless they are formally designated and measured as cash flow hedges. Subsequently, the fair values are remeasured and gains and losses from changes therein are recognized in the Consolidated statement of operations.

Interest rate swap contracts designated in a formal effective cash flow hedge are initially measured at fair value with subsequent changes in the fair value of these instruments recognized in OCI.

Derivatives and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.

Where the derivative is not designated as a cash-flow hedge, subsequent changes in the fair value are recognized in profit or loss.

The Group designates certain derivatives as cash flow hedges to hedge particular risks associated with the cash flows of highly probable forecast transactions.

At inception of the hedge relationship, the Group documents the relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the cash flow hedge reserve or time value reserve within equity. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss.

Any gains or losses held in the cash flow hedge reserve are recycled to the Consolidated statement of operations or inventory in the Consolidated statement of financial position when the related hedged item is recognized.

If a hedge no longer meets the criteria for hedge accounting, or the forecast transaction is no longer highly probable, the cumulative gain or loss reported in equity is immediately reclassified to profit or loss.

Embedded derivatives

Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and the host contracts are not carried at fair value, with unrealized gains or losses reported in the Consolidated statement of operations. Embedded derivatives are carried on the Consolidated statement of financial position at fair value from the inception of the host contract. Changes in fair value are recognized in the Consolidated statement of operations during the period in which they arise.

The Group’s convertible notes embedded derivatives are accounted as financial instruments at FVTPL. The embedded derivatives were recorded at fair value on the date of debt issuance. They are subsequently remeasured at fair value at each reporting date, and the changes in the fair value are recorded in the Consolidated statement of operations within gain/(loss) on items at held at fair value and remeasurements. The fair values of the embedded derivatives are determined using an option pricing model, using assumptions based on market conditions at the reporting date.

Put and call option liabilities

The Group has put and call option liabilities relating to the non-controlling interests arising from the transactions with Alanui, Palm Angels and Chalhoub Group (“Chalhoub”) as well as the strategic arrangement with Alibaba Group Holding Limited (“Alibaba”) and Compagnie Financière Richemont SA (“Richemont”).

Put and call option liabilities are initially recognized at present value in other reserves within equity at inception of the option deed. Subsequently, at the end of the reporting period, the liabilities are revalued to present value with remeasurement gains and losses recognized in the Consolidated statement of operations.

Conversion of convertible notes

When the conversion of the Group’s convertible notes are settled through the issuance of shares in the Group, the carrying amount of the non-current borrowings and the fair value of the related embedded derivative at the conversion date are derecognized and reclassified to equity. Where the terms of a financial liability are renegotiated and the entity issues equity instruments to a note holder to extinguish all or part of the liability (debt for equity swap), a gain or loss is recognized in profit or loss, which is measured as the difference between the carrying amount of the financial liability and the fair value of the equity instruments issued.

Impairment of non-financial assets
n)
Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s, CGU’s or group of CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account.

The Group bases its impairment calculation on detailed budgets which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations cover a period of five to seven years, according to the nature and maturity of each CGU. Impairment losses of continuing operations, are recognized in the Consolidated statement of operations in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount, and reverses the previously recognized impairment loss to the extent the recoverable amount equals the carrying amount. If the recoverable amount of the CGU is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. On disposal of a CGU, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Goodwill and intangible assets are tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. If the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Provisions
o)
Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payments
p)
Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration. The consideration is either equity or cash settled, depending on the scheme.

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using a valuation model. That cost is recognized, together with a corresponding increase in other capital reserves in equity, over the period in which the performance and/or service conditions are fulfilled in employee benefits expense. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. Where an award has market-based performance conditions, the fair value of the award is adjusted for the probability of achieving these via an appropriate valuation model. The Consolidated statement of operations expense or credit for a period represents the movement in cumulative expense recognized as of the beginning and end of that period.

The total amount recognized in the Consolidated statement of operations as an expense is adjusted to reflect the number of actual awards that vest, except where forfeiture is due to the failure to meet market based performance conditions.

Cash-settled transactions

For cash-settled share-based payments, a liability is recognized for the goods or services acquired, measured initially at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss for the year.

Employment related taxes

Where the Group has an obligation to pay employment related taxes on share-based payments received by employees, these are provided for based on the intrinsic value of the vested and un-vested share options at the end of the reporting period.

Cash and cash equivalents
q)
Cash and cash equivalents

For the purpose of presentation in the Consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, bank overdrafts and cash amounts held by payment service providers.

The Group has classified amounts held in money market funds as cash equivalents because those funds are short term in nature, highly liquid, readily convertible to known amounts of cash, and subject to an insignificant risk of changes in value. The Group has concluded on this classification because each of these EU-regulated funds have the highest credit rating available.

From time to time, the Group holds amounts of restricted cash. Restricted cash amounting to $2.5 million (2021: $2.3 million) is classified outside of cash and cash equivalents, within trade and other receivables. For further information, refer to Note 17, Trade and other receivables.

Changes in accounting policies and disclosures
2.4.
Changes in accounting policies and disclosures

The accounting policies applied by the Group in these Consolidated financial statements are the same as those applied by the Group in its Consolidated financial statements for the year ended December 31, 2021, except for the adoption of new and amended standards as set out below.

Amendments to IFRSs that are mandatorily effective for the current year

The Group applied the following new and revised IFRS standards from January 1, 2022:

•
Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)

The changes in Onerous Contracts - Cost of Fulfilling a Contract (Amendments to IAS 37) specify that the “cost of fulfilling” a contract comprises the “costs that relate directly to the contract”. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of Property, Plant and Equipment used in fulfilling the contract). The adoption of these amendments did not have a material impact on the Consolidated financial statements.

•
Property, Plant and Equipment - Proceeds before intended use (Amendments to IAS 16)

This amendment to the standard serves to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. The adoption of these amendments did not have a material impact on the Consolidated financial statements.

•
Subsidiary as a First-time Adopter (Amendment to IFRS 1)

The amendment to IFRS 1 simplifies the application of IFRS 1 by a subsidiary that becomes a first-time adopter after its parent in relation to the measurement of cumulative translation differences. The adoption of these amendments did not have a material impact on the Consolidated financial statements.

•
Reference to the Conceptual Framework (Amendments to IFRS 3)

The amendments to the standard relate to the following:

- The amendments update references in IFRS 3 to the revised 2018 Conceptual Framework.

- An acquirer applies the definition of a liability in IAS 37 or IFRIC 21 – not the definition in the Conceptual Framework – to determine whether a present obligation exists at the date as a result of past events.

- In addition, the amendments clarify that the acquirer does not recognize a contingent asset at the acquisition date.

The adoption of these amendments did not have a material impact on the Consolidated Financial Statements.

•
Fees in the ’10 per cent’ test for derecognition of financial liabilities (Amendments to IFRS 9)

The proposed amendment to paragraph B3.3.6 of IFRS 9 clarifies that a borrower includes in the 10 per cent test only fees paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other's behalf. The adoption of these amendments did not have a material impact on the Interim Condensed Consolidated Financial Statements.

New and revised IFRSs in issue but not yet effective

• Deferred Tax related to Assets and Liabilities arising from a Single Transactions (Amendments to IAS 12)

In May 2021, the IASB issued an amendment to IAS 12, Income Taxes, requiring companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendment is effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted. Management has evaluated the impact of this amendment on the financial statements and believe it to be not material. We are not planning to early adopt any new and revised IFRSs for the current year.

•
Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued an amendment to IAS 8, Accounting Polices, Changes in Accounting Estimates and Errors, in order to clarify the difference between accounting policies and accounting estimates. The changes to IAS 8 focus entirely on accounting estimates and clarify the following:

➣
The definition of a change in accounting estimates is replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.
➣
Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty.
➣
A change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.
➣
A change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. The effect of the change relating to the current period is recognized as income or expense in the current period. The effect, if any, on future periods is recognized as income or expense in those future periods.
•
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

The amendments are effective for annual reporting periods beginning on or after January 1, 2023, with early adoption permitted. Management has evaluated the impact of these amendments on the financial statements and believe it to be not material. We are not planning to early adopt any new and revised IFRSs for the current year.

•
Non-current Liabilities with Covenants (Amendments to IAS 1)

On October 31, 2022 the IASB issued amendments "Non-current liabilities with covenants" to IAS 1, Presentation of financial statements. The amendments in Non-current Liabilities with Covenants (Amendments to IAS 1):

➣
Modify the requirements introduced by Classification of Liabilities as Current or Non-current on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances: Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.
➣
Defer the effective date of the 2020 amendments to 1 January 2024.

The new amendments are effective for annual reporting periods beginning on or after January 1, 2024. Earlier application is permitted.

•
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) amends IAS 1 in the following ways:

➣
An entity is now required to disclose its material accounting policy information instead of its significant accounting policies;
➣
several paragraphs are added to explain how an entity can identify material accounting policy information and to give examples of when accounting policy information is likely to be material;
➣
the amendments clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial;
➣
the amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements; and
➣
the amendments clarify that if an entity discloses immaterial accounting policy information, such information shall not obscure material accounting policy information.

In addition, IFRS Practice Statement 2 has been amended by adding guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ to accounting policy information in order to support the amendments to IAS 1.

Management is currently evaluating the impact of the adoption of these standards, amendments and interpretations in future periods and currently does not believe them to be material. We are not planning to early adopt any new and revised IFRSs for the current year.

Non-current Liabilities with Covenants (Amendments to IAS 1)

Standards not adopted	Certain other new accounting standards and interpretations issued by the IASB that are mandatorily effective for an accounting period that began on or after January 1, 2022 have not had and are not expected to have a material impact on the Group in the current or future reporting periods or on foreseeable future transactions.
Intangible assets - development costs

Intangible assets – development costs capitalization

Assessing whether assets meet the required criteria for initial capitalization requires judgement. This requires an assessment of the expected future benefits from the projects to be capitalized, technical feasibility and commercial viability. In particular, internally generated intangible assets must be assessed during the development phase to identify whether the Group has the ability and intention to complete the development successfully.

Determining the costs of assets to be capitalized also requires judgement. Specifically, judgement and estimation is required to determine the directly attributable costs to be allocated to the asset to enable the asset to be capable of operating in the manner intended by management.

Recognition of a deferred tax asset

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (refer to Note 10, Taxation). Deferred tax assets are recognized to the extent that it is probable that there are sufficient suitable deferred tax liabilities or future taxable profits that will be available against which deductible temporary differences can be utilized. The key area of judgement in respect of deferred tax accounting is the assessment of the expected timing and manner of realization or settlement of the carrying amounts of assets and liabilities held at the reporting date. In particular, assessment of whether it is probable that there will be suitable future taxable profits against which any deferred tax assets can be utilized is required. The Group reviews this assessment on an annual basis.

Non-controlling interest - Strategic arrangement with Alibaba and Richemont

Non-controlling interest – Strategic arrangement with Alibaba and Richemont

During the year ended December 31, 2021, the Group formally signed an agreement to enter into a strategic arrangement with Alibaba and Richemont. As part of the agreement, Alibaba and Richemont invested $500 million in return for a combined 25% stake in Farfetch China Holdings Ltd. Management have concluded that most appropriate method to measure the non-controlling interest created from this transaction is to use the proportionate net assets method. The difference between the investment proceeds received and the non-controlling interest valuation is recorded within other reserves. For further information, refer to Note 26, Other reserves and Note 27, Non-controlling interests.

Acquisition of Palm Angels S.r.l ("Palm Angels")

Acquisition of Palm Angels S.r.l (“Palm Angels”)

During the year ended December 31, 2021, the Group completed the acquisition of 60 percent of the ordinary share capital of Palm Angels for cash and share consideration. Applying the requirements of IFRS 3 - Business Combinations, management has concluded that this transaction represents the acquisition of an asset rather than a business combination. As IFRS does not directly address the accounting for the initial recognition of non-controlling interest on an asset acquisition, management has applied the principles of IFRS 3 – Business

Combinations and recognized the non-controlling interest using the proportionate share of net assets acquired method. For further information, refer to Note 26, Other reserves and Note 27, Non-controlling interests.
Identification of embedded derivative in borrowing arrangements

Identification of embedded derivative in borrowing arrangements

During the year ended December 31, 2020, the Group issued senior convertible notes for $250.0 million, $400.0 million and $600.0 million, with the $250.0 million convertible note now repaid during the year ended December 31, 2022. Each arrangement contains certain conversion options that are bifurcated from the contract and valued separately. For each senior convertible note, there is significant judgement in determining the options to be bifurcated and valued separately, the valuation model and valuation methodology.

Business combinations and goodwill

Business combinations

We use our best estimates and assumptions to accurately assign fair value to the intangible assets acquired at the acquisition date. The estimation is primarily due to the judgmental nature of the inputs to the valuation models used to measure the fair value of these intangible assets, as well as the sensitivity of the respective fair values to the underlying significant assumptions. Where material, we use a discounted cash flow method of the income approach to measure the fair value of these intangible assets, and use specialists to assist us to develop certain estimates and assumptions. The significant estimates and assumptions used are in respect of (i) expected future revenue growth rates; (ii) anticipated operating margins; (iii) the useful lives of the acquired brand names; (iv) the discount rates to be applied to the estimated future cash flows; and (v) royalty rates used in estimating income savings.

We also use our best estimates and assumptions to accurately account for the value of put options over non-controlling interests, when applicable.

For details of business combinations refer to Note 31, Business combinations.

Fair value of financial instruments, including embedded derivatives and put and call liabilities

Fair value of financial instruments, including embedded derivatives and put and call liabilities

Where the fair value of financial assets and liabilities recorded in the financial statements cannot be derived from active markets, their fair value is determined using valuation techniques including the Black Scholes option pricing model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required to establish fair values. The judgements include considerations of inputs such as the risk-free rate and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

When measuring the fair value of an asset or liability, the Group uses observable market data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. For more information, including further details on assumptions and associated sensitivities, please refer to Note 19, Financial instruments and financial risk management.

2021 CEO Performance Based Restricted Stock Unit ("PSU") Award

2021 CEO Performance-Based Restricted Stock Unit (“PSU”) Award

On May 24, 2021, the Board of Directors of the Company (the "Board") unanimously approved the recommendation of the Compensation Committee of the Board to grant a long-term PSU under the Group’s 2018 Farfetch Employee Equity Plan (the “2018 Plan”) to José Neves, the Group’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”). The grant is 8,440,000 PSUs, which only vest, if at all, based on the Group’s achievement of pre-determined increases in the Group’s stock price over an eight-year period. For further information on this award, refer to Note 23, Employee benefit obligations and share-based payments.

Management has valued the related employers tax liability for these awards using the intrinsic value method based on the current and expected performance of the Group's share price over the performance period. The number of shares expected to vest is determined by analyzing the Group's share price movements during the performance period and extrapolating them into the future in order to determine whether the relevant share price hurdles have been met. If it is concluded that the share price hurdles have been achieved and therefore those awards are expected to vest in a future period, a corresponding provision is recognized based on the number of shares expected to vest and the expected future share price.